Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 6,936	$ 5,315
Unrecognized share-based compensation expense	$ 9,022		9,022
General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	2,282	$ 1,726	6,636	5,051
Stock Options and Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 2,386	$ 1,817	$ 6,936	$ 5,315